UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Discovery Growth Fund

Portfolio of Investments

October 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Producer Durables - 20.7%
Aerospace - 1.4%
TransDigm Group, Inc.	139,920	$26,169,238

Back Office Support, HR & Consulting - 2.9%
CoStar Group, Inc. (a)	119,926	19,318,879
Robert Half International, Inc.	646,857	35,434,827

		54,753,706

Commercial Services: Rental & Leasing - 1.5%
United Rentals, Inc. (a)	261,817	28,815,579

Diversified Manufacturing Operations - 1.6%
Carlisle Cos., Inc.	345,466	30,705,018

International Trade & Diversified Logistics - 0.9%
MSC Industrial Direct Co., Inc.-Class A	194,189	15,723,483

Machinery: Industrial - 2.3%
Actuant Corp.-Class A	434,609	13,772,759
Middleby Corp. (The) (a)	340,733	30,154,871

		43,927,630

Machinery: Tools - 1.5%
Lincoln Electric Holdings, Inc.	395,329	28,653,446

Office Supplies & Equipment - 1.0%
Zebra Technologies Corp.-Class A (a)	263,558	19,437,402

Railroads - 1.6%
Genesee & Wyoming, Inc.-Class A (a)	301,000	28,956,200

Scientific Instruments: Control & Filter - 1.8%
IDEX Corp.	444,746	33,315,923

Scientific Instruments: Electrical - 1.4%
AMETEK, Inc.	507,184	26,449,646

Shipping - 1.7%
Kirby Corp. (a)	290,923	32,170,265

Transportation Miscellaneous - 1.1%
Expeditors International of Washington, Inc.	475,230	20,273,312

		389,350,848

Consumer Discretionary - 19.6%
Auto Parts - 2.0%
LKQ Corp. (a)	1,214,458	34,697,065
Mobileye NV (a)(b)	60,008	3,121,016

		37,818,081

Cable Television Services - 0.8%
AMC Networks, Inc.-Class A (a)	237,513	14,405,163

Diversified Retail - 0.9%
zulily, Inc.-Class A (a)(b)	483,737	17,598,352

Education Services - 2.7%
Bright Horizons Family Solutions, Inc. (a)	456,967	20,362,449

Company	Shares	U.S. $ Value
Grand Canyon Education, Inc. (a)	645,284	30,909,104

		51,271,553

Hotel/Motel - 1.0%
Wyndham Worldwide Corp.	239,303	18,586,664

Household Furnishings - 1.3%
Tempur Sealy International, Inc. (a)	454,412	23,920,248

Leisure Time - 2.0%
HomeAway, Inc. (a)	569,226	19,865,987
Norwegian Cruise Line Holdings Ltd. (a)	469,911	18,326,529

		38,192,516

Radio & TV Broadcasters - 0.8%
Pandora Media, Inc. (a)	815,281	15,718,618

Recreational Vehicles & Boats - 1.4%
Polaris Industries, Inc.	171,269	25,837,641

Restaurants - 1.1%
Buffalo Wild Wings, Inc. (a)	133,389	19,912,310

Specialty Retail - 4.7%
Cabela’s, Inc. (a)(b)	328,894	15,793,490
Five Below, Inc. (a)	717,982	28,625,942
Tractor Supply Co.	146,545	10,730,025
Ulta Salon Cosmetics & Fragrance, Inc. (a)	272,924	32,971,949

		88,121,406

Textiles, Apparel & Shoes - 0.9%
Under Armour, Inc.-Class A (a)	267,243	17,525,796

		368,908,348

Health Care - 18.8%
Biotechnology - 3.9%
Cubist Pharmaceuticals, Inc. (a)	326,844	23,627,553
DBV Technologies SA (Sponsored ADR) (a)(b)	125,214	3,162,905
NPS Pharmaceuticals, Inc. (a)	292,870	8,024,638
Puma Biotechnology, Inc. (a)	62,098	15,561,759
Receptos, Inc. (a)	84,666	8,775,631
Synageva BioPharma Corp. (a)(b)	98,561	7,465,010
TESARO, Inc. (a)(b)	274,488	7,636,256

		74,253,752

Health Care Management Services - 0.9%
ICON PLC (a)	314,658	16,554,157

Health Care Services - 4.6%
Acadia Healthcare Co., Inc. (a)	596,560	37,016,548
Envision Healthcare Holdings, Inc. (a)	672,606	23,507,580
Mednax, Inc. (a)	146,103	9,121,210
Premier, Inc.-Class A (a)	522,192	17,430,769

		87,076,107

Company	Shares	U.S. $ Value
Health Care: Misc. - 0.8%
Quintiles Transnational Holdings, Inc. (a)	273,878	16,032,818

Medical & Dental Instruments & Supplies - 2.4%
Align Technology, Inc. (a)	345,895	18,200,995
HeartWare International, Inc. (a)	195,640	15,087,757
Insulet Corp. (a)	275,842	11,908,099

		45,196,851

Medical Equipment - 1.1%
Sirona Dental Systems, Inc. (a)	254,278	19,973,537

Pharmaceuticals - 5.1%
Akorn, Inc. (a)	798,636	35,579,234
Diplomat Pharmacy, Inc. (a)	86,220	1,853,730
GW Pharmaceuticals PLC (ADR) (a)(b)	107,843	7,953,421
Isis Pharmaceuticals, Inc. (a)(b)	94,054	4,332,127
Jazz Pharmaceuticals PLC (a)	167,765	28,325,443
Pharmacyclics, Inc. (a)	134,737	17,606,084

		95,650,039

		354,737,261

Technology - 18.3%
Computer Services, Software & Systems - 14.6%
Aspen Technology, Inc. (a)	488,731	18,048,836
Barracuda Networks, Inc. (a)	341,964	10,994,143
Concur Technologies, Inc. (a)	88,491	11,355,165
Cvent, Inc. (a)(b)	414,214	10,744,711
F5 Networks, Inc. (a)	196,545	24,171,104
Guidewire Software, Inc. (a)	343,562	17,157,486
NetSuite, Inc. (a)(b)	224,319	24,374,502
Palo Alto Networks, Inc. (a)	307,690	32,522,833
ServiceNow, Inc. (a)	308,805	20,977,124
SolarWinds, Inc. (a)	603,279	28,685,869
Tableau Software, Inc.-Class A (a)	297,891	24,602,818
Ultimate Software Group, Inc. (The) (a)	152,225	22,911,385
VeriFone Systems, Inc. (a)	567,994	21,163,456
Yelp, Inc. (a)	114,255	6,855,300

		274,564,732

Electronic Components - 0.2%
InvenSense, Inc. (a)(b)	266,361	4,317,712

Semiconductors & Component - 3.5%
Cavium, Inc. (a)	335,887	17,234,362
Intersil Corp.-Class A	1,259,565	16,739,619
Mellanox Technologies Ltd. (a)	366,779	16,428,031

Company	Shares	U.S. $ Value
ON Semiconductor Corp. (a)	1,853,137	15,362,506

		65,764,518

		344,646,962

Financial Services - 9.0%
Asset Management & Custodian - 1.2%
Affiliated Managers Group, Inc. (a)	111,163	22,209,256

Banks: Diversified - 4.8%
First Republic Bank/CA	418,685	21,323,627
Iberiabank Corp.	272,785	18,783,975
Signature Bank/New York NY (a)	224,661	27,213,187
SVB Financial Group (a)	209,775	23,492,702

		90,813,491

Diversified Financial Services - 2.5%
Lazard Ltd.-Class A	555,345	27,328,528
Stifel Financial Corp. (a)	399,438	18,977,299

		46,305,827

Real Estate - 0.5%
Zillow, Inc.-Class A (a)(b)	94,244	10,247,150

		169,575,724

Materials & Processing - 5.1%
Chemicals: Diversified - 1.6%
PolyOne Corp.	827,227	30,615,671

Diversified Materials & Processing - 1.9%
Hexcel Corp. (a)	824,492	34,537,970

Metal Fabricating - 1.6%
Rexnord Corp. (a)	171,799	5,076,661
Valmont Industries, Inc. (b)	183,813	25,029,816

		30,106,477

		95,260,118

Energy - 4.2%
Oil Well Equipment & Services - 2.9%
FMC Technologies, Inc. (a)	253,088	14,183,051
Oceaneering International, Inc.	340,989	23,961,297
Superior Energy Services, Inc.	640,111	16,098,792

		54,243,140

Oil: Crude Producers - 1.3%
Concho Resources, Inc. (a)	111,895	12,199,912
Oasis Petroleum, Inc. (a)	431,173	12,917,943

		25,117,855

		79,360,995

Company	Shares	U.S. $ Value
Consumer Staples - 2.6%
Beverage: Soft Drinks - 1.5%
Keurig Green Mountain, Inc.	183,622	27,864,639

Drug & Grocery Store Chains - 1.1%
Sprouts Farmers Market, Inc. (a)(b)	696,559	20,276,832

		48,141,471

Total Common Stocks (cost $1,486,832,197)		1,849,981,727

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.07% (c)(d) (Cost $19,514,256)	19,514,256	19,514,256

Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $1,506,346,453)		1,869,495,983

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%
Investment Companies - 5.8%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c)(d) (cost $109,259,878)	109,259,878	109,259,878

Total Investments - 105.1% (cost $1,615,606,331) (e)		1,978,755,861
Other assets less liabilities - (5.1)%		(96,913,048)

Net Assets - 100.0%		$1,881,842,813

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $405,361,659 and gross unrealized depreciation of investments was $(42,212,129), resulting in net unrealized appreciation of $363,149,530.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Discovery Growth Fund

October 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2014:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks*	$1,849,981,727	$	– 0	–	$	– 0	–	$1,849,981,727
Short-Term Investments	19,514,256		– 0	–		– 0	–	19,514,256
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	109,259,878		– 0	–		– 0	–	109,259,878

Total Investments in Securities	1,978,755,861		– 0	–		– 0	–	1,978,755,861
Other Financial Instruments**

Total	$1,978,755,861	$	– 0	–	$	– 0	–	$1,978,755,861

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 19, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 19, 2014